Rule 497(e)

Registration Nos. 333-125751 and 811-21774

FIRST TRUST EXCHANGE-TRADED FUND
FIRST TRUST ISE CHINDIA INDEX FUND
FIRST TRUST ISE-REVERE NATURAL GAS INDEX FUND
FIRST TRUST ISE WATER INDEX FUND
FIRST TRUST US IPO INDEX FUND
(each a “Fund” and collectively the “Funds”)
SUPPLEMENT TO PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION
DATED MAY 20, 2016
DATED DECEMBER 13, 2016
Notwithstanding anything to the contrary in the Funds’ Prospectus and Statement of Additional Information:
1.	First Trust ISE Chindia Index Fund’s name is changed to “First Trust Chindia ETF.”
2.	First Trust ISE-Revere Natural Gas Index Fund’s name is changed to “First Trust Natural Gas ETF.”
3.	First Trust ISE Water Index Fund’s name is changed to “First Trust Water ETF.”
4.	First Trust US IPO Index Fund’s name is changed to “First Trust US Equity Opportunities ETF.”
PLEASE KEEP THIS SUPPLEMENT WITH YOUR FUND’S PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE